                   FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                       METROPOLITAN LIFE INSURANCE COMPANY

              METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT I
             METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II

                          SUPPLEMENT DATED MAY 1, 2009
                                       TO
               PROSPECTUS DATED OCTOBER 20, 2006 (AS SUPPLEMENTED)

This supplement updates certain information contained in your last prospectus dated October 20, 2006 and subsequent supplements for the Flexible Premium Variable Annuity Contract (the "Contract") offered by Metropolitan Life Insurance Company ("We", "Us", MetLife", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options under all Contracts are:

AIM VARIABLE INSURANCE FUNDS -- SERIES I           MET INVESTORS SERIES TRUST
  AIM V.I. Basic Balanced Fund                       BlackRock High Yield Portfolio -- Class A
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES           BlackRock Large Cap Core
  FUND, INC. -- CLASS B                               Portfolio -- Class E
  Global Thematic Growth Portfolio                   Lord Abbett Growth and Income
                                                      Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE                       MFS(R) Research International
  PRODUCTS -- SERVICE CLASS 2                         Portfolio -- Class B
  Contrafund(R) Portfolio                            PIMCO Total Return Portfolio -- Class B
  Dynamic Capital Appreciation Portfolio             Pioneer Fund Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS       Pioneer Strategic Income
  TRUST -- CLASS 2                                    Portfolio -- Class A
  Franklin Small-Mid Cap Growth Securities           Third Avenue Small Cap Value
     Fund                                             Portfolio -- Class B
  Templeton Foreign Securities Fund                  Van Kampen Comstock Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Aggressive            BlackRock Aggressive Growth
     Growth Portfolio -- Class I                      Portfolio -- Class D
  Legg Mason Partners Variable Appreciation          BlackRock Bond Income Portfolio -- Class
     Portfolio -- Class I                             A
  Legg Mason Partners Variable Capital and           BlackRock Legacy Large Cap Growth
     Income Portfolio -- Class I                      Portfolio -- Class A
  Legg Mason Partners Variable Dividend              BlackRock Money Market Portfolio -- Class
     Strategy Portfolio                               A
  Legg Mason Partners Variable Fundamental           FI Value Leaders Portfolio -- Class D
     Value Portfolio -- Class I
  Legg Mason Partners Variable International         Jennison Growth Portfolio -- Class B
     All Cap Opportunity Portfolio
  Legg Mason Partners Variable Investors             MetLife Stock Index Portfolio -- Class B
     Portfolio -- Class I
  Legg Mason Partners Variable Large Cap             MFS(R) Total Return Portfolio -- Class F
     Growth Portfolio -- Class I
  Legg Mason Partners Variable Mid Cap Core          T. Rowe Price Large Cap Growth
     Portfolio -- Class I                             Portfolio -- Class B
  Legg Mason Partners Variable Small Cap
     Growth Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST -- CLASS I
  Legg Mason Partners Variable Global High
     Yield Bond Portfolio


Certain Variable Funding Options have been subject to a merger, substitution or name change. Please see "Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.
                                                             _____________

                                    GLOSSARY

We have added the following term to the Glossary:

GOOD ORDER -- A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

                                    FEE TABLE

--------------------------------------------------------------------------------

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of the average daily net assets of the Separate Account)

Mortality and Expense Risk Charge............................................  1.25%(1)
Administrative Expense Charge................................................  0.15%
                                                                               ----
  Total Annual Separate Account Charges......................................  1.40%


---------

(1)   We will waive the following amounts of the Mortality and Expense Risk
      Charge: 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio; and an amount, if any, equal to the Underlying Fund expenses that are in excess of the indicated percentages for the Subaccounts investing in each of the following portfolios: 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B; 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A; 0.68% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A; and 1.50% for the Subaccount investing in Van Kampen Mid Cap Growth
      Portfolio -- Class B.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2008 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-784-6088.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)....................................................     0.34%      1.35%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
AIM VARIABLE INSURANCE
  FUNDS -- SERIES I
  AIM V.I. Basic Balanced Fund...     0.75%          --        0.60%            --            1.35%         0.44%         0.91%(1)
ALLIANCEBERNSTEIN VARIABLE
  PRODUCTS SERIES FUND, INC.
  -- CLASS B
  Global Thematic Growth
     Portfolio...................     0.75%        0.25%       0.29%            --            1.29%           --          1.29%(2)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
  Dynamic Capital Appreciation
     Portfolio...................     0.56%        0.25%       0.31%            --            1.12%           --          1.12%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Small-Mid Cap Growth
     Securities Fund.............     0.50%        0.25%       0.28%          0.02%           1.05%         0.02%         1.03%(3)
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.02%           1.06%         0.02%         1.04%(3)
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth Portfolio
     -- Class I++................     0.75%          --        0.04%            --            0.79%           --          0.79%(4)
  Legg Mason Partners Variable
     Appreciation
     Portfolio -- Class I........     0.70%          --        0.06%          0.01%           0.77%           --          0.77%(4)
  Legg Mason Partners Variable
     Capital and Income
     Portfolio -- Class I........     0.75%          --        0.16%            --            0.91%           --          0.91%(4)
  Legg Mason Partners Variable
     Dividend Strategy
     Portfolio++.................     0.65%          --        0.24%            --            0.89%           --          0.89%(4)
  Legg Mason Partners Variable
     Fundamental Value Portfolio
     -- Class I..................     0.75%          --        0.05%            --            0.80%           --          0.80%(4)
  Legg Mason Partners Variable
     International All Cap
     Opportunity Portfolio++.....     0.85%          --        0.20%            --            1.05%           --          1.05%(4)
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I...........................     0.64%          --        0.09%            --            0.73%           --          0.73%(4)
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I++......     0.75%          --        0.08%            --            0.83%           --          0.83%(4)
  Legg Mason Partners Variable
     Mid Cap Core Portfolio
     -- Class I++................     0.75%          --        0.16%            --            0.91%           --          0.91%(4)
  Legg Mason Partners Variable
     Small Cap Growth
     Portfolio -- Class I........     0.75%          --        0.19%            --            0.94%           --          0.94%(4)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
  Legg Mason Partners Variable
     Global High Yield Bond
     Portfolio...................     0.80%          --        0.19%            --            0.99%           --          0.99%(5)
MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio
     -- Class A..................     0.60%          --        0.07%            --            0.67%           --          0.67%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.58%        0.15%       0.04%            --            0.77%           --          0.77%
  Lord Abbett Growth and Income
     Portfolio -- Class B........     0.50%        0.25%       0.03%            --            0.78%           --          0.78%
  MFS(R) Research International
     Portfolio -- Class B........     0.70%        0.25%       0.06%            --            1.01%           --          1.01%
  PIMCO Total Return Portfolio
     -- Class B#.................     0.48%        0.25%       0.05%            --            0.78%           --          0.78%
  Pioneer Fund Portfolio -- Class
     A#..........................     0.70%          --        0.29%            --            0.99%           --          0.99%(6)
  Pioneer Strategic Income
     Portfolio -- Class A........     0.60%          --        0.07%            --            0.67%           --          0.67%
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.73%        0.25%       0.04%            --            1.02%           --          1.02%
  Van Kampen Comstock
     Portfolio -- Class B#.......     0.58%        0.25%       0.03%            --            0.86%           --          0.86%
  Van Kampen Mid Cap Growth
     Portfolio -- Class B+.......     0.70%        0.25%       0.19%            --            1.14%           --          1.14%(7)
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.72%        0.10%       0.05%            --            0.87%           --          0.87%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
  BlackRock Bond Income Portfolio
     -- Class A..................     0.38%          --        0.05%            --            0.43%         0.01%         0.42%(8)
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A#..........................     0.73%          --        0.05%            --            0.78%         0.01%         0.77%(9)
  BlackRock Money Market
     Portfolio -- Class A........     0.32%          --        0.02%            --            0.34%         0.01%         0.33%(10)
  FI Value Leaders
     Portfolio -- Class D........     0.65%        0.10%       0.06%            --            0.81%           --          0.81%
  Jennison Growth
     Portfolio -- Class B........     0.63%        0.25%       0.04%            --            0.92%           --          0.92%
  MetLife Stock Index Portfolio
     -- Class B#.................     0.25%        0.25%       0.04%            --            0.54%         0.01%         0.53%(11)
  MFS(R) Total Return
     Portfolio -- Class F........     0.53%        0.20%       0.05%            --            0.78%           --          0.78%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........     0.60%        0.25%       0.07%            --            0.92%           --          0.92%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A+.......     0.48%          --        0.04%            --            0.52%           --          0.52%


---------

* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+ Not available under all Contracts. Availability depends on Contract issue date.

++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2008.

#     This Portfolio is not available for investment prior to May 4, 2009.

(1) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) to 0.91% of average daily net assets.

(2) The expense information in the table has been restated to reflect current expenses (i.e., annualized fiscal year-to-date expenses as of February 28, 2009). Actual expenses may be higher or lower than those shown.

(3) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

(4) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.

(5) The amounts set forth in Other Expenses have been revised to reflect the estimated effect of prospectus and shareholder report printing and mailing expenses expected to be incurred by the funds going forward.

(6) The Management Fee has been restated to reflect an amended management fee agreement as if the fees had been in effect during the previous fiscal year. Other Expenses include 0.01% of deferred expense reimbursement from a prior period.

(7) Other Expenses include 0.08% of deferred expense reimbursement from a prior period.

(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the Portfolio's average daily net assets in excess of $1 billion but less than $2 billion.

(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.73% for the first $300 million of the Portfolio's average daily net assets and 0.705% for the next $700 million.

(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million. Other Expenses include Treasury Guarantee Program expenses of 0.012% incurred for the period September 19, 2008 through December 31, 2008.

(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.243%.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

We have modified the first and third paragraphs in this subsection to read as follows:

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of its affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts, and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the adviser to the subadvisers.)

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISER AND FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 1-800-497-4587 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AIM VARIABLE INSURANCE
  FUNDS -- SERIES I
AIM V.I. Basic Balanced Fund       Seeks long term growth of capital  Invesco Aim Advisors, Inc.
                                   and current income.                Subadvisers: Invesco Trimark
                                                                      Investment Management Inc.;
                                                                      Invesco Global Asset Management
                                                                      (N.A.), Inc.; Invesco
                                                                      Institutional (N.A.), Inc.;
                                                                      Invesco Senior Secured
                                                                      Management, Inc.; Invesco Hong
                                                                      Kong Limited; Invesco Asset
                                                                      Management Limited; Invesco Asset
                                                                      Management (Japan) Limited;
                                                                      Invesco Asset Management
                                                                      Deutschland GmbH; and Invesco
                                                                      Australia Limited

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
ALLIANCEBERNSTEIN VARIABLE
  PRODUCTS SERIES FUND,
  INC. -- CLASS B
Global Thematic Growth Portfolio   Seeks long-term growth of          AllianceBernstein L.P.
                                   capital.
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio            Seeks long-term capital            Fidelity Management & Research
                                   appreciation.                      Company Subadviser: FMR Co.,
                                                                      Inc.;
                                                                      Fidelity Research & Analysis
                                                                      Company
Dynamic Capital Appreciation       Seeks capital appreciation.        Fidelity Management & Research
  Portfolio                                                           Company
                                                                      Subadviser: FMR Co., Inc.;
                                                                      Fidelity Research & Analysis
                                                                      Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Small-Mid Cap Growth      Seeks long-term capital growth.    Franklin Advisers, Inc.
  Securities Fund
Templeton Foreign Securities Fund  Seeks long-term capital growth.    Templeton Investment Counsel, LLC
                                                                      Subadviser: Franklin Templeton
                                                                      Investment Management Limited
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason Partners Variable       Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                   LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class  capital.                           LLC
  I                                                                   Subadviser: ClearBridge Advisors,
                                                                      LLC

Legg Mason Partners Variable       Seeks total return (that is, a     Legg Mason Partners Fund Advisor,
  Capital and Income               combination of income and long-    LLC
  Portfolio -- Class I             term capital appreciation).        Subadvisers: Western Asset
                                                                      Management Company; ClearBridge
                                                                      Advisors, LLC; Western Asset
                                                                      Management Company Limited
Legg Mason Partners Variable       Seeks capital appreciation,        Legg Mason Partners Fund Advisor,
  Dividend Strategy Portfolio      principally through investments    LLC
                                   in dividend-paying stocks.         Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
  Fundamental Value                Current income is a secondary      LLC
  Portfolio -- Class I             consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks total return on assets from  Legg Mason Partners Fund Advisor,
  International All Cap            growth of capital and income.      LLC
  Opportunity Portfolio                                               Subadviser: Global Currents
                                                                      Investment Management, LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Investors Portfolio -- Class I   capital. Current income is a       LLC
                                   secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Large Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable Mid   Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Cap Core Portfolio -- Class I    capital.                           LLC
                                                                      Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Small Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
Legg Mason Partners Variable       Seeks to maximize total return,    Legg Mason Partners Fund Advisor,
  Global High Yield Bond           consistent with the preservation   LLC
  Portfolio                        of capital.                        Subadvisers: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited
MET INVESTORS SERIES TRUST++
BlackRock High Yield               Seeks to maximize total return,    MetLife Advisers, LLC
  Portfolio -- Class A             consistent with income generation  Subadviser: BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.
BlackRock Large Cap Core           Seeks long-term capital growth.    MetLife Advisers, LLC
  Portfolio -- Class E                                                Subadviser: BlackRock Advisors,
                                                                      LLC
Lord Abbett Growth and Income      Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B             and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuation in market value.       LLC
MFS(R) Research International      Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: Massachusetts
                                                                      Financial Services Company
PIMCO Total Return                 Seeks maximum total return,        MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation   Subadviser: Pacific Investment
                                   of capital and prudent investment  Management Company LLC
                                   management.
Pioneer Fund Portfolio -- Class A  Seeks reasonable income and        MetLife Advisers, LLC
                                   capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
Pioneer Strategic Income           Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class A             income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
Third Avenue Small Cap Value       Seeks long-term capital            MetLife Advisers, LLC
  Portfolio -- Class B             appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Van Kampen Comstock                Seeks capital growth and income.   MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: Morgan Stanley
                                                                      Investment Management, Inc.
                                                                      (d/b/a Van Kampen)
Van Kampen Mid Cap Growth          Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B+                                               Subadviser: Morgan Stanley
                                                                      Investment Management, Inc.
                                                                      (d/b/a Van Kampen)
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth        Seeks maximum capital              MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Bond Income              Seeks a competitive total return   MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
BlackRock Legacy Large Cap Growth  Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class A             capital.                           Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Money Market             Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
FI Value Leaders                   Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class D             capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
Jennison Growth                    Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B             capital.                           Subadviser: Jennison Associates
                                                                      LLC
MetLife Stock Index                Seeks to equal the performance of  MetLife Advisers, LLC
  Portfolio -- Class B             the Standard & Poor's 500(R)       Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
T. Rowe Price Large Cap Growth     Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B             and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return     MetLife Advisers, LLC
  Government Portfolio -- Class    consistent with preservation of    Subadviser: Western Asset
  A+                               capital and maintenance of         Management Company
                                   liquidity.


---------

+ Not available under all Contracts. Availability depends on Contract issue date.

++ Prior to May 1, 2009, Met Investors Advisory, LLC was the investment adviser of Met Investors Series Trust (the "Trust"). On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers, LLC and MetLife Advisers, LLC has now become the investment adviser of the Trust.

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Variable Funding Options were subject to a merger, substitution or other change. The chart below identifies the former name and new name for each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.

UNDERLYING FUND MERGERS

The following former Underlying Funds were merged with and into the new Underlying Funds.

         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------
METROPOLITAN SERIES FUND, INC.                 MET INVESTORS SERIES TRUST
  Capital Guardian U.S. Equity Portfolio -       Pioneer Fund Portfolio - Class A
     Class A
METROPOLITAN SERIES FUND, INC.                 METROPOLITAN SERIES FUND, INC.
  FI Large Cap Portfolio - Class A               BlackRock Legacy Large Cap Growth
                                                    Portfolio - Class A
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND, INC.
  Met/AIM Capital Appreciation Portfolio -       BlackRock Legacy Large Cap Growth
     Class A                                        Portfolio - Class A


UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Equity Index    MetLife Stock Index Portfolio - Class B
     Portfolio - Class II
PIMCO VARIABLE INSURANCE TRUST                 MET INVESTORS SERIES TRUST
  Total Return Portfolio - Administrative      PIMCO Total Return Portfolio - Class B
     Class
VAN KAMPEN LIFE INVESTMENT TRUST               MET INVESTORS SERIES TRUST
  Comstock Portfolio - Class II                Van Kampen Comstock Portfolio - Class B


UNDERLYING FUND NAME CHANGE

                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
ALLIANCEBERNSTEIN VARIABLE                     ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND, INC.                     PRODUCTS SERIES FUND, INC.
  Global Technology Portfolio                  Global Thematic Growth Portfolio


                                  DEATH BENEFIT

--------------------------------------------------------------------------------

We have added this paragraph at the end of SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER) in the subsection PAYMENT OF PROCEEDS:

Because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuation provisions of this contract will not be available to such partner or same sex marriage spouse.

We have added a new subsection:

TOTAL CONTROL ACCOUNT

The beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for you.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

We have modified the second paragraph in the subsection VARIABLE ANNUITY to read as follows:

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates (if applicable in your state), the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

We have added the following sentence at the end of the second paragraph in the subsection ELECTION OF OPTIONS:

Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to a survivor under Options 3, 4 and 5 and/or the duration of the guarantee period under Options 2 and 5.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

We have added a second paragraph to the sub-section MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS:

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first RMD payment by April 1, 2009. In contrast, if your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if you are receiving annuity payments under your contract. The RMD rules are complex, so please consult with your tax advisor before waiving your 2009 RMD payment.